Document And Entity Information	Nov. 04, 2026
Document Information [Line Items]
Entity, Registrant Name	NATURAL RESOURCE PARTNERS LP
Document, Type	8-K
Document, Period End Date	Nov. 04, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-31465
Entity, Tax Identification Number	35-2164875
Entity, Address, Address Line One	1415 Louisiana Street, Suite 3325
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	751-7507
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Units representing limited partner interests
Trading Symbol	NRP
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001171486